Lease (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Lease
Schedule of Lease Expenses

The components of lease expense were as follows:

	For the Six Months Ended
	June 30,
	2026	2025
Operating lease cost:
Amortization of ROU asset	$36,581	$64,477
Interest on lease liability	2,164	2,776
Total operating lease cost	$38,745	$67,253

	For the Three Months Ended
	June 30,
	2026	2025
Operating lease cost:
Amortization of ROU asset	$20,239	$32,610
Interest on lease liability	1,766	1,017
Total operating lease cost	$22,005	$33,627

The components of lease expense were as follows:

	For the Year Ended
	December 31,
	2025	2024
Operating lease cost:
Amortization of ROU asset	$107,973	$116,266
Interest on lease liability	4,017	15,250
Total operating lease cost	$111,990	$131,516

Schedule of Supplemental Balance Sheet Information

Supplemental balance sheet information related to leases was as follows:

	June 30,	December 31,
	2026	2025
Operating lease:
Operating lease assets	$77,644	$27,401

Current portion of operating lease liability, related party	$77,644	27,401
Noncurrent operating lease liability, related party	-	-
Total operating lease liability	$77,644	$27,401

Weighted average remaining lease term:
Operating leases	0.92 years	0.42 years

Weighted average discount rate:
Operating lease	7.25%	7.25%

Supplemental balance sheet information related to leases was as follows:

	December 31,	December 31,
	2025	2024
Operating lease:
Operating lease assets	$27,401	$299,190

Current portion of operating lease liability, related party	$27,401	111,978
Noncurrent operating lease liability, related party	-	187,212
Total operating lease liability	$27,401	$299,190

Weighted average remaining lease term:
Operating leases	0.42 years	2.50 years

Weighted average discount rate:
Operating lease	7.25%	9.25%

Schedule of Payments Under Lease

The following payments are required under leases as of June 30, 2026:

		Remaining
	Operating	Term in
	Lease	Years
2026	44,010
2027	36,675
2028	-
Total lease payments	80,685
Less: imputed interest	(3,041)
Present value of lease liability	77,644	0.92

The following payments are required under leases as of December 31, 2025:

		Remaining
	Operating	Term in
	Lease	Years
2026	27,900
2027	-
Total lease payments	27,900
Less: imputed interest	(499)
Present value of lease liability	27,401	0.42